Related Party Balances and Transactions - Schedule of Purchase from Related Parties (Detail) - CNY (¥) ¥ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Related Party Transaction [Line Items]
Purchase from related parties		¥ 253,806	¥ 363,359	¥ 499,859
Hunan Qindao Network Media Technology Co., Ltd. [Member]
Related Party Transaction [Line Items]
Purchase from related parties	[1]	253,691	354,274	497,789
Beijing Shiyue Haofeng Media Co Ltd [Member]
Related Party Transaction [Line Items]
Purchase from related parties	[1]	0	164	2,070
Beijing Santi Cloud Union Technology Co., Ltd. [Member]
Related Party Transaction [Line Items]
Purchase from related parties	[2]	0	5,511
Beijing Santi Cloud Time Technology Co., Ltd. [Member]
Related Party Transaction [Line Items]
Purchase from related parties	[2]	0	3,410
Others [Member]
Related Party Transaction [Line Items]
Purchase from related parties		¥ 115	¥ 0	¥ 0

[1]	The purchases from Hunan Qindao Network Media Technology Co., Ltd. and Beijing Shiyue Haofeng Media Co., Ltd. mainly represented the Revenue Sharing.
[2]	The purchases from Beijing Santi Cloud Union Technology Co., Ltd. and Beijing Santi Cloud Time Technology Co., Ltd. were mainly related to its bandwidth services.